Summary of number and weighted average exercise prices of deferred shares units (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Number of Options, Beginning	42,030	43,455	20,256
Number of Options, Granted	14,000	2,000	23,200
Number of Options, Ending	53,400	42,030	43,455
Deferred share unit [member]
IfrsStatementLineItems [Line Items]
Number of Options, Beginning	96,920	16,920	6,920
Number of Options, Granted	100,000	80,000	11,200
Number of Options, Exercised			(1,200)
Number of Options, Ending	196,920	96,920	16,920